Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
OPERATING ACTIVITIES
Net earnings	$ 19,533	$ 6,085
Adjustments to reconcile net earnings to cash provided by (used in) operating activities:
Depreciation and amortization	3,824	3,291
Deferred taxes	1,283	221
Compensation expense for restricted stock	683	151
Change in post-retirement benefits	(19)	10
Change in cash surrender value of officers’ life insurance	15	(7)
Loss (gain) recognized on open derivatives not designated for hedge accounting	622	(1,961)
Gain on disposal of property, plant and equipment	0	(258)
Amortization of right-of-use asset	80	30
Gain on fair value adjustment to contingent consideration	(1,420)	0
Decrease (increase) in operating assets, net of amounts acquired in business combination:
Accounts receivable	(19,326)	(147)
Inventories	(23,912)	2,115
Other current assets	(826)	442
Increase (decrease) in operating liabilities, net of amounts assumed in business combination:
Accounts payable and accrued expenses	22,187	(8,641)
Income taxes payable	(647)	(1,566)
Employee compensation and related expenses	6,463	(4,182)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	8,540	(4,417)
INVESTING ACTIVITIES
Cash paid for Century business combination	(45,597)	0
Purchase of property, plant and equipment	(7,161)	(4,002)
Proceeds from sale of assets	0	1,575
Deposit on steel processing equipment	0	(1,000)
NET CASH USED IN INVESTING ACTIVITIES	(52,758)	(3,427)
FINANCING ACTIVITIES
Debt issuance cost	(395)	0
Cash dividends paid	(1,132)	(1,115)
Cash paid for principal portion of finance lease	0	(54)
Cash paid for share repurchases	(10)	(171)
Borrowings on asset based lending facility	779,678	649,494
Repayments on asset based lending facility	(734,841)	(642,059)
NET CASH PROVIDED BY FINANCING ACTIVITIES	43,300	6,095
DECREASE IN CASH AND RESTRICTED CASH	(918)	(1,749)
CASH AND RESTRICTED CASH AT BEGINNING OF PERIOD	4,148	5,897
CASH AND RESTRICTED CASH AT END OF PERIOD	$ 3,230	$ 4,148